FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 13:       FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2014	2015	2016

Financial income:
Interest income	$93	$551	$204
Foreign currency translation gains, net	-	572	-
Change in fair value of convertible debt	2,566	-	-
Change in fair value of SWAP	-	225	608
	$2,659	$1,348	$812

Financial expense:
Foreign currency translation losses, net	$(2,669)	$-	$(779)
Interest and change in fair value of payment obligation related to acquisitions	(1,067)	(489)	(1,303)
Issuance costs of convertible debt	(741)	-	-
Interest expense on debts	(733)	(2,313)	(5,306)
Change in fair value of convertible debt	-	(175)	(1,350)
Bank charges and other	(337)	(310)	(362)
	$(5,547)	$(3,287)	$(9,100)

Financial expense, net	$(2,888)	$(1,939)	$(8,288)